Tax Loss Carry Forwards Available for Deduction against Future Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	$ 17.0	$ 20.1
Sibanye Gold Protection Services Proprietary Limited [Member]
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses		1.8
Living Gold Proprietary Limited [Member]
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	14.6	17.1
Golden Oils Proprietary Limited [Member]
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	0.9	1.2
St Helena Hospital Proprietary Limited [Member]
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	1.4
M Janse Van Rensburg Proprietary Limited [Member]
Operating Loss Carryforwards [Line Items]
Estimated assessed tax losses	$ 0.1